TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                 January 29,1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE: TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES (THE "FUND") 1933 Act File No. 2-54929

           1940 ACT FILE NO. 811-2602

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive form of prospectus and statement of additional information dated January 31, 1999, that would have been filed under Rule 497(c), do not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed 485(b) as Post-effective amendment No. 59 on January 29, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-8515.

                                                   Very truly yours,

                                                   /s/ Matthew S. Hardin
                                                   Matthew S. Hardin
                                                   Assistant Secretary